Related Party Transactions - Sales/purchases of goods and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables owed from related party - Nabors Lux 2 S.a.r.l.
Disclosure of transactions between related parties [line items]
Trade and other receivables owed from related party	$ 0	$ 0
Trade and other payables owed to related party - Capital Airport Group
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	(54)
Lease liabilities for lease arrangement with related party
Disclosure of transactions between related parties [line items]
Lease liabilities for lease arrangement with related party	$ 33	$ 0